3. Members Equity (Details Narrative) (USD $)	11 Months Ended
Dec. 31, 2013
Members' capital contributions	$ 141,986
Compensation	137,157
Direct Payment [Member]
Members' capital contributions	19,825
Inventories [Member]
Members' capital contributions	$ 123,038